Revenue - Summary of changes in current and non-current deferred revenue (Details)	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	€ 700,000
Contract liabilities at end of period	19,802,000
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at end of period	19,143,000
Eli Lilly and Company | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received	17,651,000
Revenue recognition	(581,000)
Eli Lilly and Company | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received	2,144,000
Revenue recognition	(71,000)
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Foreign currency translation effects	(47,000)
Contract liabilities at end of period	73,000
Yarrow Biotechnology, Inc | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received	419,000
Revenue recognition	(252,000)
Yarrow Biotechnology, Inc | R&D services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received	178,000
Revenue recognition	(282,000)
Yarrow Biotechnology, Inc | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received	225,000
Revenue recognition	€ (168,000)